Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues
Base rent	$ 274,459	$ 247,631	$ 189,217
Contingent rent	49,354	71,623	115,363
Admission rights	36,669	35,741	32,077
Parking fees	23,578	19,918	15,694
Commissions	15,824	13,745	10,548
Property management fees	3,634	3,597	3,195
Others	7,440	4,617	3,723
Averaging of scheduled rent escalation	(476)	(171)	3,765
Rentals and services income	410,482	396,701	373,582
Revenue from hotels operation and tourism services	88,709	86,242	114,598
Sale of trading properties and developments	24,674	14,509	12,858
Total revenues from sales, rentals and services	523,865	497,452	501,038
Expenses and collective promotion fund	133,734	128,254	110,690
Total revenues from expenses and collective promotion funds	133,734	128,254	110,690
Revenues	$ 657,599	$ 625,706	$ 611,728